UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

SALOMON BROTHERS VARIABLE INVESTORS

FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.4%
CONSUMER DISCRETIONARY - 15.0%
Hotels, Restaurants & Leisure - 1.7%
191,700	McDonald’s Corp.	$5,969,538

Household Durables - 1.0%
155,100	Newell Rubbermaid, Inc.	3,402,894

Leisure Equipment & Products - 0.5%
83,400	Mattel, Inc.	1,780,590

Media - 8.4%
200,650	Comcast Corp., Class A Shares (a)	6,777,957
469,300	Liberty Media Corp., Class A Shares (a)	4,866,641
23,535	Liberty Media International, Inc., Class A Shares (a)	1,029,421
349,000	The News Corp., Class B Shares (b)	6,145,890
289,200	Time Warner Inc. (a)	5,075,460
151,400	Viacom Inc., Class B Shares	5,273,262

		29,168,631

Multi-line Retail - 3.4%
97,500	J.C. Penney Co., Inc.	5,062,200
61,900	Target Corp.	3,096,238
70,500	Wal-Mart Stores, Inc.	3,532,755

		11,691,193

	TOTAL CONSUMER DISCRETIONARY	52,012,846

CONSUMER STAPLES - 6.9%
Food & Drug Retailing - 1.9%
402,400	The Kroger Co. (a)	6,450,472

Food Products - 0.3%
45,600	Sara Lee Corp.	1,010,496

Household Products - 1.2%
65,000	Kimberly-Clark Corp.	4,272,450

Tobacco - 3.5%
187,500	Altria Group, Inc.	12,260,625

	TOTAL CONSUMER STAPLES	23,994,043

ENERGY - 10.7%
Energy Equipment & Services - 4.2%
162,700	ENSCO International, Inc.	6,127,282
94,300	GlobalSantaFe Corp.	3,492,872
47,000	Nabors Industries, Ltd. (a)	2,779,580
41,200	Noble Corp.	2,315,852

		14,715,586

Oil & Gas - 6.5%
57,900	BP PLC, Sponsored ADR	3,612,960
28,000	EOG Resources, Inc.	1,364,720
103,800	Marathon Oil Corp.	4,870,296
59,600	Royal Dutch Petroleum Co., New York Shares	3,578,384
76,400	Total SA, Sponsored ADR (b)	8,956,372

		22,382,732

	TOTAL ENERGY	37,098,318

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 28.7%
Banks - 10.3%
266,300	Bank of America Corp.	$11,743,830
81,800	The Bank of New York Co., Inc.	2,376,290
62,600	Comerica, Inc.	3,448,008
164,800	U.S. Bancorp	4,749,536
107,300	Wachovia Corp.	5,462,643
82,200	Washington Mutual, Inc.	3,246,900
77,800	Wells Fargo & Co.	4,652,440

		35,679,647

Diversified Financials - 10.8%
92,500	American Express Co.	4,751,725
94,700	Capital One Financial Corp.	7,080,719
85,000	Freddie Mac	5,372,000
42,700	The Goldman Sachs Group, Inc.	4,696,573
119,600	JPMorgan Chase & Co.	4,138,160
81,600	MBNA Corp.	2,003,280
120,100	Merrill Lynch & Co., Inc.	6,797,660
45,900	Morgan Stanley	2,627,775

		37,467,892

Insurance - 5.1%
126,500	American International Group, Inc.	7,009,365
45,700	The Chubb Corp.	3,622,639
64,700	Loews Corp.	4,758,038
65,800	The St. Paul Travelers Cos., Inc.	2,416,834

		17,806,876

Real Estate - 2.5%
153,400	Equity Office Properties Trust	4,621,942
131,800	Equity Residential	4,245,278

		8,867,220

	TOTAL FINANCIALS	99,821,635

HEALTHCARE - 5.1%
Pharmaceuticals - 5.1%
53,300	GlaxoSmithKline PLC, ADR (b)	2,447,536
64,800	Johnson & Johnson	4,351,968
59,000	Novartis AG, Sponsored ADR	2,760,020
157,600	Pfizer Inc.	4,140,152
55,500	Sanofi-Aventis, ADR	2,349,870
88,300	Schering-Plough Corp.	1,602,645

	TOTAL HEALTHCARE	17,652,191

INDUSTRIALS - 9.9%
Aerospace & Defense - 7.8%
106,700	The Boeing Co.	6,237,682
170,100	Honeywell International, Inc.	6,329,421
99,900	Lockheed Martin Corp.	6,099,894
99,400	Raytheon Co.	3,846,780
46,500	United Technologies Corp.	4,727,190

		27,240,967

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 2.1%
69,500	Avery Dennison Corp.	$4,304,135
104,500	Waste Management, Inc.	3,014,825

		7,318,960

	TOTAL INDUSTRIALS	34,559,927

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 4.5%
129,100	Comverse Technology, Inc. (a)	3,255,902
498,200	Nokia Oyj, Sponsored ADR	7,687,226
1,731,300	Nortel Networks Corp. (a)	4,726,449

		15,669,577

Computers & Peripherals - 3.0%
78,800	Hewlett-Packard Co.	1,728,872
43,500	International Business Machines Corp.	3,975,030
57,100	Lexmark International, Inc., Class A Shares (a)	4,566,287

		10,270,189

Electronic Equipment & Instruments - 0.6%
543,700	Solectron Corp. (a)	1,886,639

Software - 1.8%
264,700	Microsoft Corp.	6,397,799

	TOTAL INFORMATION TECHNOLOGY	34,224,204

MATERIALS - 1.3%
Chemicals - 0.7%
40,300	Air Products & Chemicals, Inc.	2,550,587

Paper & Forest Products - 0.6%
57,700	International Paper Co.	2,122,783

	TOTAL MATERIALS	4,673,370

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.7%
79,000	ALLTEL Corp.	4,333,150
89,300	AT&T Corp. (b)	1,674,375
217,200	SBC Communications Inc.	5,145,468
77,800	Sprint Corp.	1,769,950
93,900	Verizon Communications, Inc.	3,333,450

		16,256,393

Wireless Telecommunication Services - 2.0%
244,200	Nextel Communications, Inc., Class A Shares (a)	6,940,164

	TOTAL TELECOMMUNICATION SERVICES	23,196,557

UTILITIES - 3.2%
Electric Utilities - 0.8%
81,100	PG&E Corp. (b)	2,765,510

Gas Utilities - 1.3%
436,300	El Paso Corp.	4,616,054

Multi-Utilities - 1.1%
92,000	Sempra Energy	3,665,280

	TOTAL UTILITIES	11,046,844

	TOTAL COMMON STOCK
	(Cost - $291,748,748)	338,279,935

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE INVESTORS FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 8.0%
REPURCHASE AGREEMENT - 2.9%
$10,047,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with
	UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity $10,047,793; (Fully
	collateralized by various U.S. government agency obligations, and International Bank for
	Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 4/19/05 to
	11/15/30; Market value - $10,247,942) (Cost - $10,047,000)	$10,047,000

SHARES
SECURITIES PURCHASED FROM LOANED SECURITIES COLLATERAL - 5.1%
17,787,662	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $17,787,662)	17,787,662

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $27,834,662)	27,834,662

	TOTAL INVESTMENTS - 105.4% (Cost - $319,583,410*)	366,114,597
	Liabilities In Excess of Other Assets - (5.4)%	(18,727,897)

	TOTAL NET ASSETS - 100.0%	$347,386,700

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Investors Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,703,712
Gross unrealized depreciation	(8,172,525)

Net unrealized appreciation	$46,531,187

At March 31, 2005, the Fund loaned securities having a market value of $17,304,757. The Fund received cash collateral amounting to $17,787,662 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 Money Market Fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 27, 2005